ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ACCUMULATED OTHER COMPREHENSIVE LOSS [Abstract]
Beginning Balance	$ (36.5)	$ 4.1	$ 2.9
Other comprehensive income (loss)	(34.6)	(40.6)	1.2
Ending Balance	$ (71.1)	$ (36.5)	$ 4.1